CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 7,497	$ 67,762	$ 357,643
Deposits	15,196	5,000	0
Total current assets	22,693	72,762	357,643
Software development costs	781,423	312,973	108,290
Fixed assets, net	54,675	33,049	0
Intangible asset - domain name	103,750	103,750	103,750
Total assets	962,541	522,534	569,683
Current Liabilities
Accounts payable	270,923	121,518	10,970
Accrued expenses	408,739	136,070	82,490
Related party notes payable	380,000	0
Notes payable, net of discount	46,719	0
Total current liabilities	1,106,381	257,588	93,460
Warrant derivative liabilities	2,651,155	0
Total liabilities	3,757,536	257,588
Commitments and contingencies
Common stock subject to redemption, 25,000 shares		0	43,750
Stockholders' Equity(Deficit)
Preferred Stock, $0.001 par value, 10,000,000 authorized, -0- shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 300,000,000 shares authorized; 18,807,500 and 17,932,500 shares issued and outstanding, respectively	24,332	18,807	17,932
Additional paid-in-capital	24,341,872	4,599,514	1,721,729
Accumulated deficit	(27,161,199)	(4,353,375)	(1,307,188)
Total stockholders’ equity (deficit)	(2,794,995)	264,946	432,473
Total liabilities and stockholders’ equity (deficit)	$ 962,541	$ 522,534	$ 569,683